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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05954
The Charles Schwab Family of Funds


(Exact name of registrant as specified in charter)
c/o Charles Schwab & Co. Inc.
101 Montgomery Street
San Francisco, CA 94104


(Address of principal executive offices) (Zip code)
Randy Merk
The Charles Schwab Family of Funds
101 Montgomery Street
San Francisco, CA 94104


(Name and address of agent for service)
Registrant's telephone number, including area code: (415) 667-7000 Date of fiscal year end: 12/31
Date of reporting period: July 1, 2006-June 30, 2007


Item 1. Proxy Voting Record

SCHWAB ADVISOR CASH RESERVES FUND
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHWAB CASH RESERVES FUND
SCHWAB AMT TAX-FREE MONEY FUND (FORMERLY SCHWAB FLORIDA MUNI MONEY-FUND) SCHWAB GOVERNMENT MONEY FUND
SCHWAB INVESTOR MONEY FUND
SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND
SCHWAB MONEY MARKET FUND
SCHWAB MUNICIPAL MONEY FUND
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHWAB RETIREMENT ADVANTAGE MONEY FUND
SCHWAB U.S. TREASURY MONEY FUND
SCHWAB VALUE ADVANTAGE MONEY FUND



There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which any of the above-listed funds was entitled to vote.
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05954
Reporting Period: 07/01/2006 - 06/30/2007
Charles Schwab Family of Funds









====================== SCHWAB ADVISOR CASH RESERVES FUND =======================




===== SCHWAB AMT TAX-FREE MONEY FUND (FORMERLY SCHWAB FLORIDA MUNI MONEY FUND)==




==================== SCHWAB CALIFORNIA MUNICIPAL MONEY FUND ====================




========================== SCHWAB CASH RESERVES FUND ===========================




========================= SCHWAB GOVERNMENT MONEY FUND =========================




========================== SCHWAB INVESTOR MONEY FUND ==========================




================== SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND ===================




=========================== SCHWAB MONEY MARKET FUND ===========================




========================= SCHWAB MUNICIPAL MONEY FUND ==========================




==================== SCHWAB NEW JERSEY MUNICIPAL MONEY FUND ====================




===================== SCHWAB NEW YORK MUNICIPAL MONEY FUND =====================




=================== SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND ===================




==================== SCHWAB RETIREMENT ADVANTAGE MONEY FUND ====================




======================= SCHWAB U.S. TREASURY MONEY FUND ========================




====================== SCHWAB VALUE ADVANTAGE MONEY FUND =======================

========== END NPX REPORT
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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Charles Schwab Family of Funds


By:

             /S/ Randy Merk
             President & CEO

Date:                   August 30, 2007